Schedule of changes in actuarial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	R$ 7,568,268	R$ 7,546,756
Return estimated for assets	837,120	607,252
Contributions and distributions	26,661	23,919
Benefits paid	(511,621)	(456,151)
Actuarial gain (losses)	(1,121,173)	(153,508)
Fair value of the plan's assets, ending balance	6,799,255
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	3,629,780	3,137,754
Return estimated for assets	133,837	224,591
Contributions and distributions	136,730	136,708
Benefits paid	(233,908)	(203,341)
Actuarial gain (losses)	(319,235)	334,068
Fair value of the plan's assets, ending balance	3,347,204
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	222,148	196,211
Return estimated for assets	6,366	16,474
Contributions and distributions
Benefits paid
Actuarial gain (losses)	(31,605)	R$ 9,463
Fair value of the plan's assets, ending balance	R$ 196,909